Organization and Principal Activities - Schedule of Group Reorganization (Details)	12 Months Ended
Dec. 31, 2024
Neo-Concept Apparel Group Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Location	A BVI company
Ownership percentage	100.00%
Incorporated date	Incorporated in August 2008
Business purpose	Intermediate holding company
Neo-Concept International Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Location	A Hong Kong company
Ownership percentage	100.00%
Incorporated date	Incorporated in October 1992
Business purpose	Provision of one-stop apparel solution services
Neo-Concept (UK) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Location	A UK company
Ownership percentage	100.00%
Incorporated date	Incorporated in August 2000
Business purpose	Provision of online and offline retail sales of apparel products
Neo-Concept Exquisite Couture Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Location	A BVI company
Ownership percentage	100.00%
Incorporated date	Incorporated in May 22, 2024
Issued share capital	Issued Share Capital of US$100
Business purpose	Dormant
United States of America, Dollars | Neo-Concept Apparel Group Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Issued share capital	Issued Share Capital of US$100
Hong Kong, Dollars | Neo-Concept International Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Issued share capital	Issued Share Capital of HKD100,000
United Kingdom, Pounds | Neo-Concept (UK) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Issued share capital	Issued Share Capital of GBP100